RBC BlueBay Ultra-Short Fixed Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	130 Months Ended	132 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes; inception calculated from December 30, 2013)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%		1.75%
ICE BofA US 1-Year Treasury Bill Index (reflects no deduction for fees, expenses or taxes; inception calculated from December 30, 2013)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.90%	2.25%	1.78%		1.63%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	6.54%	2.98%	2.52%	2.32%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	6.75%	3.10%	2.61%		2.41%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.76%	1.93%	1.60%		1.43%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.97%	1.87%	1.56%		1.41%